Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of due to officers

	June 30, 2023	December 31, 2022
	(Unaudited)
Ralph Hofmeier:
Unsecured advances due to officer	$19,840	$56,400
Accrued salaries	167,639	86,265
Total due to Ralph Hofmeier	187,479	142,665

Irma Velazquez:
Unsecured advances due to officer	12,153	10,393
Accrued salaries	144,127	69,434
Total due to Irma Velazquez	156,280	79,827
Total amounts due to officers	$343,759	$222,492

	December 31,	December 31,
	2022	2021
Ralph Hofmeier:
Unsecured advances due to officer	$56,400	$—
Accrued salaries	86,265	17,485
Total due to Ralph Hofmeier	142,665	17,485

Irma Velazquez:
Unsecured advances due to officer	10,393	—
Accrued salaries	69,434	—
Total due to Irma Velazquez	79,827	—
Total amounts due to officers	$222,492	$17,485